Taxes on Income (Details) - Schedule of Tax Expense (Benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Tax Expense Benefit [Abstract]
Current tax expenses	$ 319	$ 813	$ 94
Tax benefit in respect of prior years	(160)	(82)
Deferred tax expenses (income)	(233)	(620)	11
Taxe expense (benefit)	$ (74)	$ 111	$ 105